Document And Entity Information (USD $)	12 Months Ended
	Oct. 31, 2013	Dec. 13, 2013	Apr. 30, 2013
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Registrant Name	OPTICAL CABLE CORP
Entity Central Index Key	0001000230
Current Fiscal Year End Date	--10-31
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding		6,563,962
Entity Public Float			$ 21,685,334